FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2021.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,071	—	4,071	—	—	—
Restricted cash and other restricted funds *	113	—	113	—	—	—
Trade accounts receivable and other	5,586	—	5,052	—	534	—
Inventories	16,286	16,286	—	—	—	—
Prepaid expenses and other current assets	3,344	968	1,111	—	—	1,265
Total current assets	29,400	17,254	10,347	—	534	1,265

Non-current assets:
Goodwill and intangible assets	4,557	4,557	—	—	—	—
Property, plant and equipment and biological assets	30,229	30,190	—	39	—	—
Investments in associates and joint ventures	9,090	9,090	—	—	—	—
Other investments	2,292	—	—	—	2,292	—
Deferred tax assets	7,824	7,824	—	—	—	—
Other assets	2,032	277	797	136	—	822
Total non-current assets	56,024	51,938	797	175	2,292	822
Total assets	85,424	69,192	11,144	175	2,826	2,087

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,639	—	2,639	—	—	—
Trade accounts payable and other	14,076	—	14,076	—	—	—
Short-term provisions	659	644	15	—	—	—
Accrued expenses and other liabilities	4,497	1,403	2,681	—	—	413
Income tax liabilities	1,045	1,045	—	—	—	—
Total current liabilities	22,916	3,092	19,411	—	—	413

Non-current liabilities:
Long-term debt, net of current portion	6,589	—	6,589	—	—	—
Deferred tax liabilities	1,958	1,958	—	—	—	—
Deferred employee benefits	4,528	4,528	—	—	—	—
Long-term provisions	1,952	1,947	5	—	—	—
Other long-term obligations	1,156	296	786	—	—	74
Total non-current liabilities	16,183	8,729	7,380	—	—	74

Equity:
Equity attributable to the equity holders of the parent	44,165	44,165	—	—	—	—
Non-controlling interests	2,160	2,160	—	—	—	—
Total equity	46,325	46,325	—	—	—	—
Total liabilities and equity	85,424	58,146	26,791	—	—	487
*Restricted cash and other restricted funds of 113 include a cash deposit of 66 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2021.
Disclosure of liabilities based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2021.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,071	—	4,071	—	—	—
Restricted cash and other restricted funds *	113	—	113	—	—	—
Trade accounts receivable and other	5,586	—	5,052	—	534	—
Inventories	16,286	16,286	—	—	—	—
Prepaid expenses and other current assets	3,344	968	1,111	—	—	1,265
Total current assets	29,400	17,254	10,347	—	534	1,265

Non-current assets:
Goodwill and intangible assets	4,557	4,557	—	—	—	—
Property, plant and equipment and biological assets	30,229	30,190	—	39	—	—
Investments in associates and joint ventures	9,090	9,090	—	—	—	—
Other investments	2,292	—	—	—	2,292	—
Deferred tax assets	7,824	7,824	—	—	—	—
Other assets	2,032	277	797	136	—	822
Total non-current assets	56,024	51,938	797	175	2,292	822
Total assets	85,424	69,192	11,144	175	2,826	2,087

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,639	—	2,639	—	—	—
Trade accounts payable and other	14,076	—	14,076	—	—	—
Short-term provisions	659	644	15	—	—	—
Accrued expenses and other liabilities	4,497	1,403	2,681	—	—	413
Income tax liabilities	1,045	1,045	—	—	—	—
Total current liabilities	22,916	3,092	19,411	—	—	413

Non-current liabilities:
Long-term debt, net of current portion	6,589	—	6,589	—	—	—
Deferred tax liabilities	1,958	1,958	—	—	—	—
Deferred employee benefits	4,528	4,528	—	—	—	—
Long-term provisions	1,952	1,947	5	—	—	—
Other long-term obligations	1,156	296	786	—	—	74
Total non-current liabilities	16,183	8,729	7,380	—	—	74

Equity:
Equity attributable to the equity holders of the parent	44,165	44,165	—	—	—	—
Non-controlling interests	2,160	2,160	—	—	—	—
Total equity	46,325	46,325	—	—	—	—
Total liabilities and equity	85,424	58,146	26,791	—	—	487
*Restricted cash and other restricted funds of 113 include a cash deposit of 66 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2021.
Disclosure of fair value measurement of assets
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,250	—	42	2,292
Trade accounts receivable and other subject to TSR programs*	—	—	534	534
Derivative financial current assets	—	1,265	—	1,265
Derivative financial non-current assets	—	726	96	822
Total assets at fair value	2,250	1,991	672	4,913
Liabilities at fair value:
Derivative financial current liabilities	—	413	—	413
Derivative financial non-current liabilities	—	74	—	74
Total liabilities at fair value	—	487	—	487
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,934	—	46	2,980
Trade accounts receivable and other subject to TSR programs*	—	—	373	373
Derivative financial current assets	—	353	—	353
Derivative financial non-current assets	—	265	59	324
Total assets at fair value	2,934	618	478	4,030
Liabilities at fair value:
Derivative financial current liabilities	—	208	—	208
Derivative financial non-current liabilities	—	96	—	96
Total liabilities at fair value	—	304	—	304
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 as of June 30, 2021 and December 31, 2020:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Put option with ISP	Total
Balance as of December 31, 2019	127	(176)	(125)	(174)
Change in fair value	(117)	(11)	(1)	(129)
Balance as of June 30, 2020	10	(187)	(126)	(303)
Change in fair value/ foreign exchange difference	49	17	(9)	57
Value of option at exercise date/divested balance	—	170	135	305
Balance as of December 31, 2020	59	—	—	59
Change in fair value	37	—	—	37
Balance as of June 30, 2021	96	—	—	96

Disclosure of fair value measurement of liabilities
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,250	—	42	2,292
Trade accounts receivable and other subject to TSR programs*	—	—	534	534
Derivative financial current assets	—	1,265	—	1,265
Derivative financial non-current assets	—	726	96	822
Total assets at fair value	2,250	1,991	672	4,913
Liabilities at fair value:
Derivative financial current liabilities	—	413	—	413
Derivative financial non-current liabilities	—	74	—	74
Total liabilities at fair value	—	487	—	487
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,934	—	46	2,980
Trade accounts receivable and other subject to TSR programs*	—	—	373	373
Derivative financial current assets	—	353	—	353
Derivative financial non-current assets	—	265	59	324
Total assets at fair value	2,934	618	478	4,030
Liabilities at fair value:
Derivative financial current liabilities	—	208	—	208
Derivative financial non-current liabilities	—	96	—	96
Total liabilities at fair value	—	304	—	304
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 as of June 30, 2021 and December 31, 2020:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Put option with ISP	Total
Balance as of December 31, 2019	127	(176)	(125)	(174)
Change in fair value	(117)	(11)	(1)	(129)
Balance as of June 30, 2020	10	(187)	(126)	(303)
Change in fair value/ foreign exchange difference	49	17	(9)	57
Value of option at exercise date/divested balance	—	170	135	305
Balance as of December 31, 2020	59	—	—	59
Change in fair value	37	—	—	37
Balance as of June 30, 2021	96	—	—	96

Disclosure of derivative financial instruments
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2021 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	5	—	10	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	5,122	93	1,350	(38)
Forward sale of contracts	1,099	22	1,263	(31)
Currency swaps sales	150	19	—	—
Currency swaps purchases	260	27	—	—
Exchange option purchases	2,439	18	1,694	(15)
Exchange options sales	1,212	12	2,915	(14)
Total foreign exchange rate instruments		191		(98)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	509	28	952	(265)
Term contracts purchases	2,779	1,767	818	(52)
Options sales/purchases	153	5	614	(72)
Total raw materials (base metal), freight, energy, emission rights and others		1,800		(389)
Total		1,991		(487)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2020 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	22	—	10	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	356	2	2,199	(113)
Forward sale of contracts	847	24	371	(19)
Currency swaps purchases	260	36	—	—
Exchange option purchases	2,938	18	1,176	(15)
Exchange options sales	2,960	26	1,208	(23)
Total foreign exchange rate instruments		106		(170)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	567	38	370	(46)
Term contracts purchases	1,673	473	854	(87)
Option sales/purchases	47	1	48	(1)
Total raw materials (base metal), freight, energy, emission rights and others		512		(134)
Total		618		(304)